Investee Companies and Other Investments - Schedule of Composition of Advances on Account of Investments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Composition of Advances on Account of Investments [Abstract]
On account of development of solar projects in Italy		€ 547